IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,005	$ 8,110
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,197
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,484
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	223
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	101
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	194	222
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	93
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	101
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	253	335
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	251
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	186	399
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	178
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	167	365
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	158
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	181	344
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	169
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	10
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	520	981
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	471
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	48
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	830	1,882
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	665
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	157
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	8
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,674	$ 3,582
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	212
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,256
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 206